Delaware	Page 1
The First State

I, JEFFREY W. BULLOCK, SECRETARY OF STATE OF THE STATE OF DELAWARE, DO HEREBY CERTIFY THE ATTACHED IS A TRUE AND CORRECT COPY OF THE CERTIFICATE OF AMENDMENT OF “WESTERN ASSET INCOME FUND”, CHANGING ITS NAME FROM “WESTERN ASSET INCOME FUND” TO “WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.”, FILED IN THIS OFFICE ON THE TWENTY-SIXTH DAY OF MARCH, A.D. 2018, AT 9:41 O’CLOCK A.M.

AND I DO HEREBY FURTHER CERTIFY THAT THE EFFECTIVE DATE OF THE AFORESAID CERTIFICATE OF AMENDMENT IS THE TWENTY-NINTH DAY OF MARCH, A.D. 2018.

A FILED COPY OF THIS CERTIFICATE HAS BEEN FORWARDED TO THE NEW CASTLE COUNTY RECORDER OF DEEDS .

/s/ Jeffrey W. Bullock
Jeffrey W. Bullock, Secretary of State

787633 8100	Authentication: 202387966
SR# 20182172929	Date: 03-26-18

You may verify this certificate online at corp.delaware.gov/authver.shtml

State of Delaware Secretary of State Division of Corporations Delivered 09:41 AM 03/26/2018 FILED 09:41 AM 03/26/2018 SR 20182172929 - File Number 787633

CERTIFICATE OF AMENDMENT

OF

CERTIFICATE OF INCORPORATION

OF

WESTERN ASSET INCOME FUND

Pursuant to Section 242 of the General

Corporation Law of the State of Delaware

Western Asset Income Fund (the “Corporation”), a corporation organized and existing under and by virtue of the General Corporation Law of the State of Delaware, does hereby certify that:

FIRST: The Board of Directors of the Corporation, by unanimous approval of its members, adopted a resolution filed with the minutes of the Board, setting forth and declaring a proposed amendment to the Certificate of Incorporation as follows:

RESOLVED, that the name of the Corporation be changed to “Western Asset Investment Grade Income Fund Inc.” and that such change be implemented as soon as practicable.

SECOND: The current Article FIRST is deleted from the Certificate of Incorporation and replaced with new Article FIRST to read in its entity as follows:

“FIRST: The name of the Corporation is Western Asset Investment Grade Income Fund Inc.

THIRD: Such amendment has been duly adopted in accordance with the provisions of Section 242 of the General Corporation Law of the State of Delaware.

FOURTH: Such amendment to the Certificate of Incorporation shall be effective on March 29, 2018 in accordance with the provisions of Section 103 of the General Corporation Law of the State of Delaware.

IN WITNESS WHEREOF, the Corporation has caused this Certificate of Amendment to be signed by Jeanne Kelly, as its Senior Vice President, and attested to by George P. Hoyt, as its Assistant Secretary on this 26th day of March, 2018.

[SIGNATURES APPEAR ON FOLLOWING PAGE]

WITNESS/ATTEST

/s/ George P. Hoyt
Name: George P. Hoyt
Title: Assistant Secretary

WESTERN ASSET INCOME FUND

By	/s/ Jeanne Kelly
Name: Jeanne Kelly
Title: Senior Vice President